EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Basic earnings per share [abstract]
Net income	$ 1,256	$ 634	$ 2,037	$ 1,121
Net income attributable to non-controlling interests	(445)	(264)	(752)	(456)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 811	$ 370	$ 1,285	$ 665
Weighted average shares outstanding - Basic (in shares)	1,716	1,755	1,721	1,755
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.47	$ 0.21	$ 0.75	$ 0.38
Diluted earnings per share [abstract]
Net income	$ 1,256	$ 634	$ 2,037	$ 1,121
Net income attributable to non-controlling interests	(445)	(264)	(752)	(456)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 811	$ 370	$ 1,285	$ 665
Weighted average shares outstanding - Diluted (in shares)	1,716	1,755	1,721	1,755
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.47	$ 0.21	$ 0.75	$ 0.38